Pension and other post-retirement benefits - Plan assets measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit plan, Disclosure
Plan assets at fair value, measured at net asset value per share	SFr 2,908	SFr 3,449
Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	21,084	19,951
Plan assets at fair value, measured at net asset value per share	4,425	4,384
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	16,996	15,951	SFr 15,602
Plan assets at fair value, measured at net asset value per share	3,805	3,649
International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	4,088	4,000	3,712
Plan assets at fair value, measured at net asset value per share	620	735
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	0
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	13,664	12,364
Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	11,548	10,695
Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,116	1,669
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,701	1,992
Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	349	403
Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,352	1,589
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,294	1,211	1,157
Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,294	1,204	1,156
Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	7	1
Group debt securities
Defined benefit plan, Disclosure
Plan assets at fair value		54
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value	118	90
Group equity securities and options | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	6,790	6,011
Plan assets at fair value, measured at net asset value per share	0	0
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	(1,329)	(194)
Group equity securities and options | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	216	609
Plan assets at fair value, measured at net asset value per share	147	226
Group equity securities and options | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	6,780	6,011
Group equity securities and options | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	55	240
Group equity securities and options | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	10	0
Group equity securities and options | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	14	143
Group equity securities and options | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	384	440
Plan assets at fair value, measured at net asset value per share	0	0
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	1,405	194
Cash and cash equivalents | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	203	219
Plan assets at fair value, measured at net asset value per share	0	0
Cash and cash equivalents | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	384	440
Cash and cash equivalents | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	70	49
Cash and cash equivalents | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	133	170
Cash and cash equivalents | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	4,248	4,372
Plan assets at fair value, measured at net asset value per share	742	748
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	(76)
Debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,441	2,526
Plan assets at fair value, measured at net asset value per share	370	274
Debt securities | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,144	3,186
Debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,991	1,380
Debt securities | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	325	438
Debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,080	865
Debt securities | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	37	0
Debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	7
Government debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,631	1,016
Plan assets at fair value, measured at net asset value per share	0	0
Government debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,622	1,009
Government debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	9	7
Government debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	4,248	4,372
Plan assets at fair value, measured at net asset value per share	742	748
Corporate debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,810	1,510
Plan assets at fair value, measured at net asset value per share	370	274
Corporate debt securities | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,144	3,186
Corporate debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	369	371
Corporate debt securities | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	325	438
Corporate debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,071	858
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	37	7	1
Corporate debt securities | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	37	0
Corporate debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	7
Real estate | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,984	1,933
Plan assets at fair value, measured at net asset value per share	0	0
Real estate | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	727	729
Real estate | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,257	1,204	1,156
Real estate | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,257	1,204
Real estate - direct | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,244	1,204
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - direct | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,244	1,204	1,156
Real estate - direct | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,244	1,204
Real estate - indirect | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	740	729
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - indirect | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	27	58
Plan assets at fair value, measured at net asset value per share	27	58
Real estate - indirect | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	727	729
Real estate - indirect | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	13	0
Real estate - indirect | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	13	0
Real estate - indirect | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,590	3,195
Plan assets at fair value, measured at net asset value per share	3,063	2,901
Alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	109	498
Plan assets at fair value, measured at net asset value per share	76	177
Alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	513	329
Alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	14	(35)
Alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	33	321
Alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,313	1,107
Plan assets at fair value, measured at net asset value per share	1,313	1,107
Private equity - alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,445	1,293
Plan assets at fair value, measured at net asset value per share	1,292	1,293
Hedge funds | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	76	177
Plan assets at fair value, measured at net asset value per share	76	177
Hedge funds | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	153	0
Hedge funds | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	832	795
Plan assets at fair value, measured at net asset value per share	458	501
Other alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	33	321
Plan assets at fair value, measured at net asset value per share	0	0
Other alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	360	329
Other alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	14	(35)
Other alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	33	321
Other alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	92	90
Plan assets at fair value, measured at net asset value per share	0	0
Other investments, plan assets | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	92	90
Other investments, plan assets | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank
Defined benefit plan, Disclosure
Plan assets at fair value, measured at net asset value per share	2,899	3,441
Bank | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	4,088	4,000	3,712
Plan assets at fair value, measured at net asset value per share	620	735
Bank | International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	0
Bank | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,116	1,669
Bank | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,352	1,589
Bank | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	7	1
Bank | Group equity securities and options | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	216	609
Plan assets at fair value, measured at net asset value per share	147	226
Bank | Group equity securities and options | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	55	240
Bank | Group equity securities and options | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	14	143
Bank | Group equity securities and options | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Cash and cash equivalents | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	203	219
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Cash and cash equivalents | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	70	49
Bank | Cash and cash equivalents | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	133	170
Bank | Cash and cash equivalents | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,441	2,526
Plan assets at fair value, measured at net asset value per share	370	274
Bank | Debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,991	1,380
Bank | Debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,080	865
Bank | Debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	7
Bank | Government debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,631	1,016
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Government debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,622	1,009
Bank | Government debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	9	7
Bank | Government debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Corporate debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,810	1,510
Plan assets at fair value, measured at net asset value per share	370	274
Bank | Corporate debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	369	371
Bank | Corporate debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,071	858
Bank | Corporate debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	7	SFr 1
Bank | Real estate - indirect | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	27	58
Plan assets at fair value, measured at net asset value per share	27	58
Bank | Real estate - indirect | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	109	498
Plan assets at fair value, measured at net asset value per share	76	177
Bank | Alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	33	321
Bank | Alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	76	177
Plan assets at fair value, measured at net asset value per share	76	177
Bank | Hedge funds | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	33	321
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	33	321
Bank | Other alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	92	90
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other investments, plan assets | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	92	90
Bank | Other investments, plan assets | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 0	SFr 0